U.S. Securities and Exchange
Commission, Washington, D.C.
20549

FORM 24F-2: Annual Notice of
Securities Sold, Pursuant to
Rule 24f-2

Read instructions at end of Form before
preparing Form. Please print or type.

1.  Name and address of issuer:
SUNAMERICA MONEY MARKET FUNDS, INC.
The SunAmerica Center
733 Third Avenue
New York, NY  10017-3204

2.  Name of each series or class of
funds for which this notice is filed:
SunAmerica Money Market Fund

3.  Investment Company Act File Number:
811-3807

Securities Act File Number:
2-85370

4.  Last day of fiscal year for
 which this notice is filed:
12/31/96

5.  Check this box if this notice is
being filed more than 120 days  after
the close of the issuer's fiscal  year
but before termination of issuer's 24f-2 declaration:[ ]

6.  Date of termination of issuer's
declaration under rule 24f-2(a)(1),
if applicable (see Instruction A.6):

7.  The number or amount of securities of
the same class or series, if any, which had been registered under the Securities
Act of 1933, other than pursuant to Rule
24f-2 but which remained unsold at the
beginning of the Registrant's fiscal year:
     -0-

8.  The number or amount of securities
registered during the fiscal period other than pursuant to Rule 24f-2:
     -0-

9.  The number and aggregate sale price
 of securities sold during the fiscal year:
 Number:   1,582,803,954
 Sale Price:$1,582,803,954

10. The number and aggregate sale
price of securities sold during this
fiscal year in reliance upon registration
pursuant to Rule 24f-2:
   Number:   1,582,803,954
 Sale Price:$1,582,803,954

11. The number and aggregate sale price
of securities sold during this fiscal
year in connection with dividend reinvestment
plans, if applicable (see Instruction B.7):
 Number:   16,673,823
 Sale Price:$16,673,823

 12. Calculation of registration fee:
  (i)Actual aggregate sale price of
securities sold during the fiscal
year in reliance on rule 24f-2
 (from item 10):$1,582,803,954

(ii) Aggregate price of shares issued in
connection with dividend reinvestment
 plans (from Item 11, if applicable):
$   16,673,823

(iii)Aggregate price of shares redeemed or repurchased during the fiscal year
 (if applicable):$1,539,778,647

 (iv)Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
  24e-2 (if applicable):-0-

  (v)Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line(ii), less line (iii), plus line
  (iv)](if applicable):$59,699,130

 (vi)Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
 Instruction C.6):x 1/33 of 1%

(vii)Fee due [line (i) or line (v) multiplied by line (vi)]:$18,090.65



Instruction: Issuers should complete
lines (ii), (iii), (iv), and (v) only
if the form is being filed within 60
days after the close of the issuer's
fiscal year.  See Instruction C.3.


Check box if fees are being remitted to
the Commission's lockbox depository as
described in section 3a of the Commission's
Rule of Informal and Other Procedures
 (17CFR 202.3a).[X]

Date of mailing or wire transfer of
filing fees to the Commission's lockbox
 depository:3/5/97

SIGNATURES
This report has been signed below by
the following persons on behalf of the
issuer and in the capacities and on the
dates indicated.


 By (Signature and Title)
/s/ Robert M. Zakem
Robert M. Zakem, Secretary
    Date          3/5/97


* Please print the name and title of
the signing officer below the signature.

SunAmerica Asset Management
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

March 5, 1997

SunAmerica Money Market Funds, Inc.
The SunAmerica Center
733 Third Avenue
New York, NY  10017-3204

Ladies and Gentlemen:

You have requested my opinion for use
in conjunction with a Rule 24f-2 Notice
for SunAmerica Money Market Funds, Inc.
(the "Fund") to be filed in respect of
shares of the Fund ("Shares") sold for
the fiscal year ended December 31, 1996, pursuant to the Fund's Registration Statement filed with the Securities and Exchange
Commission (the "SEC") under the Securities
Act of 1933 (File No. 2-85370) ("Registration
Statement").

In its Registration Statement, the Fund
elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

I have reviewed the amended Registration
Statement of the Fund and such other
documents and records deemed relevant.
On the basis of the foregoing, it is my
opinion that the Shares sold for the fiscal year ended December 31, 1996, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion
as an Exhibit to the Rule 24f-2 Notice
referred to above, the Registration Statement of the Fund and to any application or registration statement filed under the
Securities Laws of any of the States of
the United States.

Very truly yours,
/s/ Robert M. Zakem
Robert M. Zakem
Senior Vice President and
General Counsel